Loans Payable – Former Related Parties - Schedule of Loans Payable – Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	$ 1,567	$ 1,567
Accrued interest	125	44
Total	1,692	1,611
As part of current liabilities	842	619
As part of non-current liabilities	850	992
Loan repayments	(1,000)	(1,000)
Shareholder 2024 Loans [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	1,354	1,354
July 2024 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	$ 1,213	$ 1,213